Borrowings - Evolution of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Amount at the beginning of the year	$ 817,651	$ 971,090
Proceeds from long-term borrowings	41,082	30,972	$ 116,015
Payments of long-term borrowings	(14,012)	(108,425)	(34,750)
Proceeds from short term borrowings	347,928	286,115
Payments of short-term borrowings	(192,648)	(328,463)	(233,540)
Payments of interest	(33,189)	(49,592)
Accrued interest	51,596	48,791
Acquisition of subsidiaries	17,738	0
Exchange differences, inflation and translation, net	(30,489)	(52,693)
Others	2,095	19,856
Amount at the end of the year	$ 1,007,752	$ 817,651	$ 971,090